Income tax expenses/(credit)	12 Months Ended
Dec. 31, 2023
Income Taxes Expenses/(Credit) [Abstract]
Income tax expenses/(credit)

7. Income tax expenses/(credit)

	Year ended December 31,
	2022	2023
	USD’000	USD’000
PRC Enterprise Income Tax Expense
Current year	219	83
Deferred tax	(131)	(201)
	88	(118)

Pursuant to the Tax Concessions Act of the Cayman Islands, the Company has obtained an undertaking from the Governor in Cabinet of the Cayman Islands to the effect that, for a period of 20 years from the date of the undertaking, being March 17, 2021, no law that thereafter is enacted in the Cayman Islands imposing any tax or duty to be levied on profits, income or on gains or appreciation shall apply to our Company or its operations; and that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax shall be payable (a) on or in respect of the shares, debentures or other obligations of our Company; or (b) by way of the withholding in whole or in part of any relevant payment as defined in the Tax Concessions Act of the Cayman Islands.

Pursuant to the International Business Companies Act, 1984 (the “IBC Act”) of the British Virgin Islands (the “BVI”), international business companies incorporated pursuant to the IBC Act enjoy a complete exemption from income tax. This includes an exemption from capital gains tax and all forms of withholding tax. Accordingly, the subsidiary incorporated in the BVI are not subject to tax. No Hong Kong profits tax has been provided as there was no assessable profit earned in or derived from Hong Kong for the years ended December 31, 2022 and 2023.

The National People’s Congress approved the Corporate Income Tax Law of the PRC (the “New CIT Law”) on 16 March 2007 and the State Council has announced the Detailed Implementation Regulations on 6 December 2007, which has been effective since 1 January 2008. According to the New CIT Law, the income tax rates for both domestic and foreign investment enterprises are unified at 25% effective from 1 January 2008. Pursuant to the relevant PRC tax rules and regulations, the Group’s income derived from the tea plantation is subject to preferential income tax rates of 0% – 12.5%.

A reconciliation between income tax expenses and profit before taxation at applicable tax rates is set out below:

	Year ended December 31,
	2022	2023
	USD’000	USD’000
Profit before taxation	11,941	11,383

Taxation at the applicable tax rate	3,024	2,898
Tax effect of preferential tax rates for tea plantation in the PRC	(3,268)	(3,132)
Tax effect of non-deductible expenses	289	159
Tax effect of tax losses unrecognized	43	—
Over-provision in prior year	—	(43)
Income tax expenses/(credit)	88	(118)